OTHER ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Prepaid expenses	$ 5,330,000	$ 4,509,000
Loan fees, net of accumulated amortization of $2,413,000 and $1,107,000 at December 31, 2012 and 2011, respectively	14,508,000	8,556,000
Deposits and other, net of accumulated amortization of $230,000 and $181,000 at December 31, 2012 and 2011, respectively	6,089,000	2,930,000
Other assets	38,079,000	20,749,000
Loan fees, accumulated amortization	2,413,000	1,107,000
Deposits and other, accumulated amortization	230,000	181,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Depreciation and amortization expense	3,900,000	1,900,000	300,000
Leases, Acquired-in-Place [Member]
Other Assets [Abstract]
Acquired in place leases, net of accumulated amortization of $3,086,000 and $823,000 at December 31, 2012 and 2011, respectively	9,311,000	1,646,000
Acquired in-place leases, accumulated amortization	3,086,000	823,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	4,500,000
2014	3,600,000
2015	1,100,000
2016	200,000
2017	0
Office furniture and equipment [Member]
Other Assets [Abstract]
Office furniture and equipment	4,081,000	4,103,000
Less: Accumulated depreciation	(1,240,000)	(995,000)
Office furniture and equipment, net	$ 2,841,000	$ 3,108,000